INVESTMENTS	9 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 8 – INVESTMENTS

On August 12, 2024, the Company satisfied $5.7 million of subscription receivables in the form of shares of common stock in two privately held companies. The shares of common stock are carried as investments on the Company’s unaudited condensed consolidated balance sheets at its initial cost basis of $1.00 per share. As the investments are in privately held companies, the Company will assess the investments for impairment on an annual basis.